GOODWILL (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Gross amount: Beginning balance	$ 118,022,108	$ 112,350,994
Gross amount: Goodwill recognized in acquisition	14,953,476
Gross amount: Exchange differences	(363,855)	5,671,114
Gross amount: Ending balance	132,611,729	118,022,108	112,350,994
Accumulated impairment loss: Beginning balance	(45,054,999)	(24,645,319)
Impairment loss on goodwill		(20,255,242)	(2,998,317)
Accumulated impairment loss: Exchange differences	(5,707)	(154,438)
Accumulated impairment loss: Ending balance	(45,060,706)	(45,054,999)	(24,645,319)
Goodwill, net	87,551,023	72,967,109
Discounted cash flow rate	3.25%
WVAS [Member]
Goodwill [Line Items]
Gross amount: Beginning balance	43,923,184	41,807,165	39,771,385
Gross amount: Goodwill recognized in acquisition			836,058
Gross amount: Exchange differences	6,198	2,116,019	1,199,722
Gross amount: Ending balance	43,929,382	43,923,184	41,807,165
Accumulated impairment loss: Beginning balance	(41,878,521)	(21,623,279)	21,623,279
Impairment loss on goodwill		(20,255,242)
Accumulated impairment loss: Exchange differences
Accumulated impairment loss: Ending balance	(41,878,521)	(41,878,521)	(21,623,279)
Goodwill, net	2,050,861	2,044,663	20,183,886
Discounted cash flow rate	25.00%	22.00%
Terminal Value Growth Rates	1.00%	3.00%
Mobile Games [Member]
Goodwill [Line Items]
Gross amount: Beginning balance	5,267,663	5,032,559	4,894,172
Gross amount: Goodwill recognized in acquisition	14,953,476
Gross amount: Exchange differences	52,909	235,104	138,387
Gross amount: Ending balance	20,274,048	5,267,663	5,032,559
Accumulated impairment loss: Beginning balance
Impairment loss on goodwill
Accumulated impairment loss: Exchange differences
Accumulated impairment loss: Ending balance
Goodwill, net	20,274,048	5,267,663	5,032,559
Discounted cash flow rate	24.00%	22.50%
Terminal Value Growth Rates	1.00%	3.00%
Internet Games [Member]
Goodwill [Line Items]
Gross amount: Beginning balance	68,831,261	65,511,270
Gross amount: Goodwill recognized in acquisition			63,549,838
Gross amount: Exchange differences	(422,962)	3,319,991	1,961,432
Gross amount: Ending balance	68,408,299	68,831,261	65,511,270
Accumulated impairment loss: Beginning balance	(3,176,478)	(3,022,040)
Impairment loss on goodwill			(2,998,317)
Accumulated impairment loss: Exchange differences	(5,707)	(154,438)	(23,723)
Accumulated impairment loss: Ending balance	(3,182,185)	(3,176,478)	(3,022,040)
Goodwill, net	$ 65,226,114	$ 65,654,783	$ 62,489,230
Discounted cash flow rate	26.00%	25.00%
Terminal Value Growth Rates	3.00%	3.00%